Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of significant financial instruments measured at fair value by level within the fair value hierarchy
Figures in million - SA rand
	2020			2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets measured at fair value
- Environmental rehabilitation obligation funds	4,111.0	823.0	-	3,578.3	1,023.9	-	3,634.0	364.7	-
- Trade receivables - PGM concentrate sales	-	4,030.0	-	-	2,341.6	-	-	5,310.1	-
- Other investments	603.4	-	243.6	414.7	-	184.0	81.5	-	74.5
- Palladium hedge contract	-	-*	-	-	-	-	-	-	-
Financial liabilities measured at fair value
- Derivative financial instrument	-	-	-	-	4,144.9	-	-	408.8	-
- Gold hedge contracts	-	-*	-	-	68.3	-	-	240.8	-

*  Less than R0.1 million